DEBTS PAYABLE AND SENIOR SECURED NOTES	12 Months Ended
Dec. 31, 2023
DEBTS PAYABLE AND SENIOR SECURED NOTES
DEBTS PAYABLE AND SENIOR SECURED NOTES

12.    DEBTS PAYABLE AND SENIOR SECURED NOTES

Senior Secured Notes

On November 12, 2021, the Company completed a private placement offering of approximately $133,250 aggregate principal amount of secured promissory notes at a premium price, resulting in approximately $147,000 of proceeds due December 2024, with a resulting yield-to-maturity of 9.8%. The notes were considered additional notes under the indenture governing the Company’s existing notes which were entered into on December 10, 2020.

As of December 31, 2023 and 2022, the Company’s Senior Secured Notes consisted of the following:

Senior secured notes
As of January 1, 2022	$245,408
Debt issuance costs amortized	2,292
Senior secured notes premium amortized	(3,018)
As of December 31, 2022	$244,682
Debt issuance costs amortized	2,291
Senior secured notes premium amortized	(3,018)
Total senior secured notes classified as non-current payable as of December 31, 2023	$243,955
Total accrued interest payable related to senior secured notes classified as non-current payable as of December 31, 2023	$—

Debts Payable

As of December 31, 2023 and 2022, debt payable other than Senior Secured Notes consisted of the following:

Debts payable
As of January 1, 2022	$133,858
Discounted as of December 31, 2021	951
Incurred through earn-out provision	14,934
Debt Issued	68,000
Construction financing	36,303
Less: repayment	(17,924)
Less: discounted to fair value	(598)
As of December 31, 2022	235,524
Discounted as of December 31, 2022	598
Debt issuance costs	(1,000)
Debt issuance costs amortized	50
Debt issued	66,245
Construction financing	2,024
Less: extinguishment related to sale of Arizona business	(22,505)
Less: repayment	(52,029)
Total debts payable, undiscounted as of December 31, 2023	228,907
Less: discounted to fair value	(199)
Total debts payable as of December 31, 2023	$228,708
Total accrued interest payable related to debts payable as of December 31, 2023	$7,513

12.    DEBTS PAYABLE AND SENIOR SECURED NOTES (Continued)

Debts Payable (Continued)

The details of debts payable, including construction financing liabilities, were as follows:

	December 31, 2023
	Related party debt	Non-related party debt	Total debt
Total debts payable, undiscounted	$733	$229,123	$229,856
Less: current portion	733	22,419	23,152
Less: debt issuance costs - current portion	—	99	99
Total non-current debt, undiscounted	—	206,605	206,605
Less: discount to fair value	—	199	199
Less: debt issuance costs - non-current portion	—	850	850
Total non-current debt	$—	$205,556	$205,556

The following table presents the future debt obligations other than Senior Secured Notes as of December 31, 2023:

Future debt obligations (per year)
2024	$23,175
2025	23,673
2026	64,256
2027	14,527
2028	2,939
2029 and beyond	101,286
Total debt obligations	$229,856

As part of the business combinations and asset acquisitions, the Company issued and assumed notes with related and non-related parties. The related party notes are considered part of the purchase price to the former shareholders of the acquired businesses. As a result of the combinations and acquisitions, several of these individual shareholders are now considered related parties of the Company across various roles including directors and officers.

On March 1, 2022, pursuant to the PA Natural Agreement, the Company issued non-related party promissory notes in the amount of $14,934 for earnout consideration. The notes are secured by all the assets and a pledge of the Company’s membership interests in PA Natural. The notes mature three years from the date of the agreement with an 8.0% annual interest rate payable quarterly.

On March 17, 2022, the Company entered into a loan agreement with a community bank for total proceeds of $26,200, net of financing costs of $287, with a 4.625% annual interest rate payable monthly. The loan is secured with a first mortgage lien on certain real property in Massachusetts and matures five years from the date of the agreement, with an option to extend for an additional five years. On March 24, 2023, the Company amended the loan agreement and received additional total proceeds of $10,000, net of financing costs of $100, with an 8% annual interest rate payable monthly for the incremental proceeds.

On May 16, 2022, the Company entered into a loan agreement with a community bank for total proceeds of $25,800, with an annual interest rate of Prime Rate plus 1.5%, floating, with a 5.0% floor. The loan was secured with a first mortgage lien on certain real property and matures two years from the date of the agreement. On July 7, 2023, the Company entered into a loan agreement to refinance and upsize the existing mortgage which was due to mature in May 2024. The loan agreement included total proceeds of $40,000, with an interest rate of 5-year Federal Home Loan Bank Rate plus 4%, which implies a current rate of 8.27% with interest-only payments for the first 18 months. The note extends the maturity of the existing mortgage to 10 years. Proceeds from the loan were used to pay down the Company’s existing mortgage of $25,219.

Pursuant to the agreement to acquire Herbal Remedies, the Company issued a non-related party promissory note in the amount of $14,220 to the former members of Herbal Remedies that is secured by all the assets of Herbal Remedies. The note matures five years from May 25, 2022 with an annual interest rate of 8% with quarterly straight-line amortization and interest payments over the life of the loan.

12.    DEBTS PAYABLE AND SENIOR SECURED NOTES (Continued)

Debts Payable (Continued)

Pursuant to the agreement to acquire Tahoe Hydro, the Company issued a non-related party promissory note in the amount of $1,580 to the former member of Tahoe Hydro that is secured by all the assets of and a pledge of membership interests in Tahoe Hydro. The note matures four years from the closing date of April 7, 2023, with an annual interest rate of 8% with quarterly straight-line amortization and interest payments over the life of the loan.

On May 11, 2023, the Company reached an agreement to amend the terms of contingent consideration under the membership interest purchase agreements of GSD NJ LLC (“GSD”) and Sira Naturals, Inc. (“Sira”). The amendment for GSD settles the contingent consideration with total proceeds of $38,860 , consisting of $10,000 in cash, promissory notes in an aggregate principal amount of $14,000, $10,925 in deferred cash, and $4,647 of Equity Shares. The $10,094, net of payments made of $831, in deferred cash is classified within accrued expenses on the balance sheet as of December 31, 2023. The deferred cash balance was paid in full subsequent to December 31, 2023. The $14,000 promissory notes are due December 2026 with monthly interest-only payments of 13.5% until May 2024 (with 1% monthly amortization thereafter). The number of Equity Shares was calculated based on a market price equal to $0.79 which represents 3,797 Equity Shares. The amendment for Sira represents a two-year deferral of the $27,500 of proceeds payable from the original May 2024 payment date, with an annual interest rate of 6.0% and 10% annual amortization payments. Refer to Note 14 for further details on the fair value loss recognized on the settlement of the contingent consideration.

In May 2023, the Company executed contingent agreements, securing a two-year deferral on principal or amortization payments of certain of its debt obligations, which includes aggregate principal amount of approximately $69,000 of debt obligations, including contingent agreements with holders of approximately $60,500 aggregate principal amount of vendor take-back promissory notes. The effectiveness of the maturity and amortization deferrals was contingent on an extension of the Company’s Senior Secured Notes to December 10, 2026, or a later date (or an exchange of the Senior Secured Notes for a new series of notes with a maturity date of December 10, 2026 or a later date). The effectiveness of the maturity and amortization deferrals is contingent on the closing of the Senior Secured Note extension transaction, or in some cases the execution of an agreement by a requisite threshold of Senior Noteholders to extend the maturity date of the Senior Secured Notes by at least two years. As of December 31, 2023, the Company and its subsidiaries had approximately $116,063 of indebtedness in respect of the vendor take-back promissory notes, of which approximately $77,110 were subject to subordination agreements in favor of the Senior Secured Notes. On October 31, 2023, the Company entered into a Support Agreement with the Majority Noteholders of the Senior Secured Notes to extend the maturity date by two years. The Company finalized the amendments for the debt, generally contingent on the closing of the transaction contemplated in the Support Agreement. The modification for these loans did not meet the requirement of a debt extinguishment under ASC 470-50 – Debt Modifications and Exchanges and no gain or loss was recognized as of December 31, 2023.

On October 31, 2023, the Company entered into an agreement with LivFree Wellness, LLC (“LivFree”) to amend certain terms of the promissory note dated May 24, 2019 (the “LivFree Note”) executed in connection with the Company’s acquisition of LivFree. The amendments to the LivFree Note provided, among other things, for a principal payment of $3,000, was paid upon closing of the debt restructuring transactions subsequent to December 31, 2023, and a deferral of the maturity of the remaining $17,000 of principal and $5,530 of accrued payment-in-kind interest for a period of two years to May 24, 2026. In addition, upon closing of the debt restructuring transactions, the interest on the LivFree Note converted from payment-in-kind to monthly cash interest payments and the interest rate increases from 6.0% to 10.0%.

12.    DEBTS PAYABLE AND SENIOR SECURED NOTES (Continued)

Debts Payable (Continued)

In accordance with ASC 340-10-S99-1, SAB Topic 5.A, “Expenses of Offering”, the Company capitalized debt transaction fees paid to third parties for the extension of the Senior Secured Notes of $9,951 as prepaid expenses in the balance sheet as of December 31, 2023. The final accounting for the transaction is not yet complete due to the inherent complexity and short period of time between the closing date and the filing period. Therefore, the accounting is preliminary and subject to adjustment on completion of the process and analysis of the transaction at the time that it closes, and further changes may still be required, see Note 19 for additional information.

In connection with the sale of Arizona, on March 27, 2023, the outstanding principal balance of $22,505 and accrued interest of $1,165, payable to the original owners of the Arizona business was eliminated. Refer to Note 4 for further details on the sale of Arizona.

Interest expense associated with related party debt payable for the years ended December 31, 2023 and 2022 was $83 and $1,507, respectively.